UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22036
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              Excelsior Directional Hedge Fund of Funds (TI), LLC
             -----------------------------------------------------
              (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
             -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                              Stamford, CT 06905
             -----------------------------------------------------
                    (Name and address of agent for service)

    Registrant's telephone number, including area code: (203)352-4497
                                                        -------------

                       Date of fiscal year end: March 31
                                                --------

                    Date of reporting period: December 31, 2007
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

ITEM 1.   SCHEDULE OF INVESTMENTS

The registrant invests substantially all of its assets in Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the "Company"). The percentage of the Company's members' equity owned by the registrant at December 31, 2007 was 97.33%. The registrant has included the Company's schedule of investments as of December 31, 2007, below. The Company's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on February 29, 2008.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
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                                                               December 31, 2007

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


                                                                                  % of                     First
                                            First                                Members'    % Ownership  Available
                                         Acquisition                   Fair      Equity -   of Investment Redemption
Investment Funds*                           Date          Cost        Value      Net Assets    Funds        Date**     Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                   7/1/2004  $  8,500,000  $  11,655,765     3.58%       11.78%      N/A           Quarterly
Foundation Partners, L.P                   7/1/2002     8,000,000     12,149,208     3.73%        8.22%      N/A           Quarterly
SAB Capital Partners, L.P.                 4/1/2001             -        766,070     0.24%        0.14%      N/A            Annually
Scopia PX, LLC                             9/1/2005     9,000,000     11,414,242     3.50%        4.89%      N/A           Quarterly
Spring Point Opportunity Partners, L.P.    7/1/2006    17,610,520     22,252,253     6.84%        5.98%      N/A           Quarterly
Swiftcurrent Partners, L.P.               10/1/2000     8,550,000     15,302,154     4.70%        1.66%      N/A            Annually
Tonga Partners, L.P.                      10/1/2000     4,060,553     10,452,320     3.21%        4.79%      N/A       Semi-annually
                                                     --------------------------------------
          Strategy Total                               55,721,073     83,992,012    25.80%
                                                     --------------------------------------
Opportunistic (U.S. Only) Funds
-------------------------------
Alson Signature Fund, L.P.                 9/1/2006    14,000,000     15,820,731     4.86%        3.93%      N/A           Quarterly
Cadmus Capital Partners (QP), L.P.         7/1/2003     7,688,207      9,340,539     2.87%        6.26%      N/A           Quarterly
Quaker Capital Partners I, L.P.            1/1/2001     3,164,863     10,250,000     3.15%        3.00%      N/A            Annually
Seminole Capital Partners, L.P.            9/1/2005    17,200,000     20,468,134     6.28%        3.36%      N/A       Semi-annually
Valinor Capital Partners, L.P.             7/1/2007    10,000,000     11,602,109     3.56%        5.74%    12/31/2009       Annually
                                                     --------------------------------------
          Strategy Total                               52,053,070     67,481,513    20.72%
                                                     --------------------------------------
Hedged Sector Funds
-------------------
Coatue Qualified Partners, L.P.            1/1/2002     6,000,000     16,160,015     4.96%        2.25%      N/A           Quarterly
Durus Life Sciences Fund, LLC              1/1/2001       586,983         67,415     0.02%        2.05%      N/A                 (1)
Endicott Partners II, L.P.                 1/1/2003             -        513,773     0.16%        8.46%      N/A       Semi-annually
Longbow Partners, L.P.                     5/1/2004    16,200,000     21,982,900     6.75%        5.27%      N/A           Quarterly
Sivik Global Healthcare Partners, L.P.    11/1/2003     7,100,000     10,500,130     3.22%        6.56%      N/A       Semi-annually
                                                     --------------------------------------
          Strategy Total                               29,886,983     49,224,233    15.11%
                                                     --------------------------------------
Arbitrage/Distressed Funds
--------------------------
Canyon Value Realization Fund, L.P.        7/1/2003    11,400,000     17,267,435     5.30%        0.57%      N/A            Annually
Farallon Capital Partners, L.P.           11/1/2004    22,000,000     31,788,333     9.76%        0.38%      N/A            Annually
JMG Capital Partners, L.P.                10/1/2000     5,591,605     12,473,891     3.83%        2.24%      N/A           Quarterly
Polygon Global Opportunities Fund, L.P.    8/1/2006    15,600,000     17,533,551     5.38%        1.28%      N/A       Semi-annually
                                                     --------------------------------------
          Strategy Total                               54,591,605     79,063,210    24.27%
                                                     --------------------------------------
Opportunistic (Global/International) Funds
------------------------------------------
AKO Partners, L.P.                        10/1/2005    14,500,000     19,600,467      6.02%       5.11%      N/A           Quarterly
Delta Fund Europe, L.P.                    5/1/2006    14,000,000     15,451,627      4.75%       2.71%      N/A           Quarterly
Indus Asia Pacific Fund, L.P.              3/1/2004     6,000,000     11,663,907      3.58%       1.92%      N/A           Quarterly
Indus Event Driven Fund, L.P.              6/1/2005     1,782,640      1,996,479      0.61%       0.47%      N/A           Quarterly
Indus Japan Fund, L.P.                     3/1/2004     6,000,000      8,606,947      2.64%       2.54%      N/A           Quarterly
                                                     --------------------------------------
          Strategy Total                               42,282,640     57,319,427     17.60%
                                                     --------------------------------------
Total Investments in Investment Funds                $234,535,371    337,080,395    103.50%
                                                     ============
Other Assets, Less Liabilities                                       (11,390,043)    (3.50%)
                                                                  --------------------------
Members' Equity - Net Assets                                        $325,690,352    100.00%
                                                                  ==========================


*     Non-income producing investments.                          N/A Initial lock-up period has either expired prior to December 31,
**    From original investment date.                                 2007 or Investment Fund did not have an initial lock-up period.
***   Available frequency of redemptions after initial               However, specific redemption restrictions may apply.
      lock-up period.                                            (1) The Investment Fund is currently in liquidation and has eliminated partner withdrawal rights.

Federal Tax Cost
----------------
The cost of the registrant's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the registrant by the Invesment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2006. The amounts reported below have been adjusted through December 31, 2007 for contributions and withdrawals. Based on Investment Funds owned at December 31, 2007, the cost of investments for Federal income tax purposes was $279,015,397. This included aggregate gross unrealized appreciation of $59,321,863 and aggregate gross unrealized depreciation of $1,256,865.



ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds (TI), LLC
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By (Signature and Title)*   /s/ Spencer N. Boggess
                           ----------------------------------------
                           Spencer N. Boggess, Principal Executive Officer
Date February 29, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds (TI), LLC
             ---------------------------------------------------
By (Signature and Title)*   /s/ Steven L. Suss
                           -------------------------------------------
                           Steven L. Suss, Principal Financial Officer
Date February 29, 2008
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